Financial Instruments and Risk Management (Market risk - Sensitivity Analysis Non-derivative Financial Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Euro/U.S Dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (80)	$ (96)
U.S Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	177	134
U.S Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1	2
U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	(1)
U.S Dollar/Turkey Lira [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (0)	$ (1)